Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date		rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]		tsfi1_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the “Fund”) approved the changes described below at a meeting held on August 14, 2015.

2.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Aggressive Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%
Other Expenses	0.05%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.38%
Total Annual Portfolio Operating Expenses	1.17%
Less Expense Reimbursement[1]	(0.35)%
Net Annual Portfolio Operating Expenses	0.82%

[1] The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Aggressive Allocation Portfolio	$84	$262	$455	$1,014

3.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Moderately Aggressive Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.66%
Other Expenses	0.03%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.32%
Total Annual Portfolio Operating Expenses	1.01%
Less Expense Reimbursement[1]	(0.29)%
Net Annual Portfolio Operating Expenses	0.72%

[1] The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderately Aggressive Allocation Portfolio	$74	$230	$401	$894
4.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Moderate Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Other Expenses	0.02%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.25%
Total Annual Portfolio Operating Expenses	0.87%
Less Expense Reimbursement[1]	(0.23)%
Net Annual Portfolio Operating Expenses	0.64%

[1] The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderate Allocation Portfolio	$65	$205	$357	$798

5.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Moderately Conservative Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.57%
Other Expenses	0.03%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.20%
Total Annual Portfolio Operating Expenses	0.80%
Less Expense Reimbursement[1]	(0.19)%
Net Annual Portfolio Operating Expenses	0.61%

[1] The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderately Conservative Allocation Portfolio	$62	$195	$340	$762

Thrivent Aggressive Allocation Portfolio
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		tsfi1_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the “Fund”) approved the changes described below at a meeting held on August 14, 2015.

2.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Aggressive Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%
Other Expenses	0.05%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.38%
Total Annual Portfolio Operating Expenses	1.17%
Less Expense Reimbursement[1]	(0.35)%
Net Annual Portfolio Operating Expenses	0.82%

[1] The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Aggressive Allocation Portfolio	$84	$262	$455	$1,014

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Thrivent Aggressive Allocation Portfolio | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.74%
Other Expenses		rr_OtherExpensesOverAssets	0.05%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Portfolio Operating Expenses		rr_ExpensesOverAssets	1.17%
Less Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Net Annual Portfolio Operating Expenses		rr_NetExpensesOverAssets	0.82%
1 Year		rr_ExpenseExampleYear01	$ 84
3 Year		rr_ExpenseExampleYear03	262
5 Year		rr_ExpenseExampleYear05	455
10 Years		rr_ExpenseExampleYear10	$ 1,014
Thrivent Moderately Aggressive Allocation Portfolio
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		tsfi1_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the “Fund”) approved the changes described below at a meeting held on August 14, 2015.

3.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Moderately Aggressive Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.66%
Other Expenses	0.03%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.32%
Total Annual Portfolio Operating Expenses	1.01%
Less Expense Reimbursement[1]	(0.29)%
Net Annual Portfolio Operating Expenses	0.72%

[1] The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderately Aggressive Allocation Portfolio	$74	$230	$401	$894

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Thrivent Moderately Aggressive Allocation Portfolio | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.66%
Other Expenses		rr_OtherExpensesOverAssets	0.03%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Portfolio Operating Expenses		rr_ExpensesOverAssets	1.01%
Less Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Net Annual Portfolio Operating Expenses		rr_NetExpensesOverAssets	0.72%
1 Year		rr_ExpenseExampleYear01	$ 74
3 Year		rr_ExpenseExampleYear03	230
5 Year		rr_ExpenseExampleYear05	401
10 Years		rr_ExpenseExampleYear10	$ 894
Thrivent Moderate Allocation Portfolio
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		tsfi1_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the “Fund”) approved the changes described below at a meeting held on August 14, 2015.

4.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Moderate Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Other Expenses	0.02%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.25%
Total Annual Portfolio Operating Expenses	0.87%
Less Expense Reimbursement[1]	(0.23)%
Net Annual Portfolio Operating Expenses	0.64%

[1] The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderate Allocation Portfolio	$65	$205	$357	$798

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Thrivent Moderate Allocation Portfolio | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.60%
Other Expenses		rr_OtherExpensesOverAssets	0.02%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Portfolio Operating Expenses		rr_ExpensesOverAssets	0.87%
Less Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Net Annual Portfolio Operating Expenses		rr_NetExpensesOverAssets	0.64%
1 Year		rr_ExpenseExampleYear01	$ 65
3 Year		rr_ExpenseExampleYear03	205
5 Year		rr_ExpenseExampleYear05	357
10 Years		rr_ExpenseExampleYear10	$ 798
Thrivent Moderately Conservative Allocation Portfolio
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		tsfi1_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2015

Shareholders of Thrivent Series Fund, Inc. (the “Fund”) approved the changes described below at a meeting held on August 14, 2015.

5.	Effective September 1, 2015, the “Annual Portfolio Operating Expenses” and “Example” tables under “Summary Section — Fees and Expenses” for Thrivent Moderately Conservative Allocation Portfolio will be deleted and replaced with the following:

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.57%
Other Expenses	0.03%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.20%
Total Annual Portfolio Operating Expenses	0.80%
Less Expense Reimbursement[1]	(0.19)%
Net Annual Portfolio Operating Expenses	0.61%

[1] The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Thrivent Moderately Conservative Allocation Portfolio	$62	$195	$340	$762

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Thrivent Moderately Conservative Allocation Portfolio | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.57%
Other Expenses		rr_OtherExpensesOverAssets	0.03%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Portfolio Operating Expenses		rr_ExpensesOverAssets	0.80%
Less Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Annual Portfolio Operating Expenses		rr_NetExpensesOverAssets	0.61%
1 Year		rr_ExpenseExampleYear01	$ 62
3 Year		rr_ExpenseExampleYear03	195
5 Year		rr_ExpenseExampleYear05	340
10 Years		rr_ExpenseExampleYear10	$ 762

[1]	The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.